Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 840	$ 1,972		$ 2,879
Cost of goods sold	(366)	(508)		(683)
Gross profit	474	1,464		2,196
Research and development expenses	841	781		1,641
Sales and marketing	528	729		1,297
Impairment of intangible asset				1,042
General and administrative expenses	2,632	2,921		5,031
Operating loss	3,527	2,967		6,815
Company’s share of losses of companies accounted for at equity, net	208	99		210
Finance income	(323)	(1,024)		(2,219)
Finance expenses	272	877		1,055
Loss before income taxes	3,684	2,919		5,861
Taxes on income	(5)	13		22
Total comprehensive loss	3,679	2,932		5,883
Attributable to:
Equity holders of the Company	3,442	2,880		5,122
Non-controlling interests	237	52		761
Profit loss	$ 3,679	$ 2,932		$ 5,883
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 1.7	$ 10.85	[1]	$ 14.43
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 1.7	$ 10.85	[1]	$ 14.43

[1]	Loss per share retroactively adjusted in these consolidated statements of comprehensive loss to reflect “Reverse Share Split”. See Note 9.